Convertible Notes Payable (Details Narrative) (10-K)																																															1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 23, 2021 USD ($) $ / shares shares	Jan. 12, 2021 USD ($) $ / shares shares	Dec. 02, 2020 USD ($) $ / shares	Nov. 13, 2020 USD ($) $ / shares shares	Nov. 11, 2020 USD ($) $ / shares shares	Nov. 06, 2020 USD ($) $ / shares shares	Nov. 05, 2020 USD ($) $ / shares shares	Nov. 03, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 22, 2020 USD ($) $ / shares shares	Sep. 21, 2020 USD ($) $ / shares shares	Sep. 17, 2020 USD ($) $ / shares shares	Sep. 16, 2020 USD ($) $ / shares shares	Sep. 15, 2020 USD ($) $ / shares shares	Sep. 14, 2020 USD ($) $ / shares shares	Sep. 11, 2020 USD ($) $ / shares shares	Sep. 10, 2020 USD ($) $ / shares shares	Sep. 08, 2020 USD ($) $ / shares shares	Sep. 02, 2020 USD ($) $ / shares shares	Sep. 01, 2020 USD ($) $ / shares shares	Aug. 26, 2020 USD ($) $ / shares shares	Aug. 25, 2020 shares	Aug. 21, 2020 USD ($) $ / shares	Jul. 23, 2020 USD ($) shares	Jul. 08, 2020 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Jun. 15, 2020 USD ($) $ / shares	Jun. 15, 2020 USD ($) $ / shares shares	Apr. 22, 2020 USD ($) $ / shares shares	Apr. 17, 2020 USD ($) $ / shares shares	Mar. 09, 2020 USD ($) $ / shares shares	Feb. 19, 2020 USD ($) $ / shares shares	Feb. 18, 2020 USD ($) $ / shares shares	Feb. 11, 2020 USD ($) $ / shares shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 30, 2020 USD ($) $ / shares shares	Jan. 14, 2020 USD ($)	Aug. 27, 2019	Aug. 19, 2019	Jul. 24, 2019	May 14, 2019 USD ($) $ / shares	May 14, 2019 USD ($) $ / shares	Mar. 08, 2018	Mar. 28, 2014	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Apr. 30, 2019
Debt Instrument [Line Items]
Repayments of convertible notes payable																																																			$ 87,778
Debt principal amount																												$ 269,262	$ 269,262
Accrued interest																																																$ 112,396		99,982	35,462
Reverse stock split																																									reverse split in 1-for-15	1-for-15 reverse split			reversed split for a ratio of 1 for 150	effecting a 1:150 reverse split
Beneficial conversion feature																																															$ 17,041
Interest expense on notes payable																																																1,594		4,907	4,907
Discount on debt																												792,392	792,392																			924,199		1,084,944	635,333
Extinguishment of debt																												269,262																						$ 269,261	$ 134,677
Convertible notes																												$ 0	$ 0
Common stock issuable upon conversion																																																$ 1,186,176	$ 793,674
Common stock issuable upon conversion, shares | shares																																																4,368,486	7,936,740
Common Stock [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares	$ 0.20	$ 0.20	$ 0.20		$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20				$ 0.20	$ 0.20			$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Reverse stock split																																								1:15 reverse stock split
Common stock issued for compensation for services | shares		5,000																					5,000
Common stock issuable upon conversion	$ 149,532	$ 80,289	$ 30,000		$ 38,894	$ 20,000	$ 11,340	$ 25,848	$ 6,061	$ 43,240	$ 55,005	$ 5,780	$ 33,197	$ 30,275	$ 13,529	$ 66,294	$ 15,000	$ 114,457	$ 33,600	$ 4,351	$ 38,219	$ 117,200			$ 468	$ 219	$ 2,687			$ 37	$ 705	$ 1,031	$ 446	$ 1,319	$ 2,358	$ 2,542	$ 1,815	$ 1,815
Common stock issuable upon conversion, shares | shares	747,658	401,446	150,000		194,472	100,000	56,700	129,241	30,305	216,199	275,026	28,901	165,985	151,373	67,647	331,472	75,000	572,285	167,998	21,753	191,094	586,000			2,342	1,095	13,437			370	7,046	10,305	4,468	13,192	23,580	25,421	18,147	18,147												3,958,801	58,781
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Repayments of convertible notes payable																																											$ 87,778
Debt principal amount																																											65,000	$ 65,000
Prepayment penalty																																											20,257							$ 20,257
Accrued interest																																											$ 2,522	$ 2,522
Convertible notes payable current																																																		0	$ 0
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest expense on notes payable																																																		538,087
Discount on debt																																																		$ 329,683
Convertible Debt [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares																																																		$ 0.20
Common stock issuable upon conversion, shares | shares																																																		3,364,888
Convertible Debt [Member] | Holders [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares																												$ 0.20	$ 0.20																					$ 0.10
Common stock issuable upon conversion, shares | shares																																																		134,113
Convertible Debt [Member] | Holders [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares																																																		$ 0.10
Discount on debt																																																		$ 209,323
Convertible notes																																																		1,084,944
Common stock issuable upon conversion																																																		$ 687,734
Common stock issuable upon conversion, shares | shares																																																		3,499,001
Power Up Lending Group Ltd. [Member]
Debt Instrument [Line Items]
Note term																																							1 year
Note convertible percentage																																							61.00%
Note default interest rate																																							22.00%
Power Up Lending Group Ltd. [Member] | Minimum [Member]
Debt Instrument [Line Items]
Note pre-payment percentage																																							115.00%
Power Up Lending Group Ltd. [Member] | Maximum [Member]
Debt Instrument [Line Items]
Note pre-payment percentage																																							140.00%
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member]
Debt Instrument [Line Items]
Convertible promissory note issued																																							$ 65,000
Note bears interest rate																																							12.00%
Outstanding shares of common stock percentage																																							4.99%
Note Exchange Agreement [Member]
Debt Instrument [Line Items]
Note bears interest rate																																																				6.00%
Note Exchange Agreement [Member] | Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Note bears interest rate																																											12.00%	12.00%
Note Exchange Agreement [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Note bears interest rate																																											6.00%	6.00%
Outstanding shares of common stock percentage																																											4.99%	4.99%
Debt principal amount																																											$ 805,000	$ 805,000
Conversion price per share | $ / shares																																											$ 0.10	$ 0.10
Reverse stock split																																												Reserve stock split of no more than 1:20 contemplated by the Company at the Issue Date
Beneficial conversion feature																																												$ 805,000
Interest expense on notes payable																																																			169,668
Discount on debt																																											$ 805,000	$ 805,000							635,333
Note Exchange Agreement [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Simple interest expense																																																		$ 41,597	30,568
Note Purchase Agreement [Member] | Lenders [Member]
Debt Instrument [Line Items]
Note bears interest rate				6.00%																				6.00%
Outstanding shares of common stock percentage				9.99%																				9.99%
Debt principal amount				$ 244,000																				$ 933,000
Conversion price per share | $ / shares				$ 0.25																				$ 0.20
Note Purchase Agreement [Member] | May 2019 Private Offering [Member]
Debt Instrument [Line Items]
Debt conversion description																													To amend Section 6.1 of the NPA to add "Most Favored Nation" provision such that for a period beginning on the closing date and ending two years thereafter, if the Company issues any common stock or securities convertible into or exercisable for shares of common stock or modify any of the foregoing which may be outstanding to any person or entity at a price per share or conversion or exercise price per share which shall be less than $0.20 per share, the "Lower Price Issuance", then the Company will issue such additional units such that the subscriber/lender, will hold that number of units in total had subscriber/lender purchased the units with the purchase price equal to the lower price issuance common stock issued or issuable by the Company, notwithstanding anything herein or in any other agreement to the contrary, the Company should only be required to make a single adjustment with respect to any lower price issuance regardless of the existence of multiple bases
Note Purchase Agreement [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Note bears interest rate				12.00%																				12.00%
Simple interest expense				$ 237,983																				$ 898,918																										14,361	0
Debt conversion description																								In addition, the NPA2 includes customary events of default, including, among others: (i) non-payment of amounts due thereunder, (ii) non-compliance with covenants thereunder, (iii) bankruptcy or insolvency. Upon the occurrence of an event of default, a majority of the Holders may accelerate the maturity of the Indebtedness.
Interest expense on notes payable																																																		381,640
Discount on debt				237,983																																														517,278
Convertible notes				$ 237,983																				$ 898,918
Note Purchase Agreement [Member] | Convertible Promissory Note One [Member]
Debt Instrument [Line Items]
Simple interest expense																																																		$ 1,083	$ 0
Note Purchase Agreement [Member] | Minimum [Member] | May 2019 Private Offering [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares																												0.10	$ 0.10
Beneficial ownership limitation upon conversion, percentage																													0.0499
Note Purchase Agreement [Member] | Maximum [Member] | May 2019 Private Offering [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares																												0.20	$ 0.20
Beneficial ownership limitation upon conversion, percentage																													0.0999
Note Purchase Agreement [Member] | Maximum [Member] | May 2019 Private Offering [Member] | Various Service Providers, Consultants [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares																												$ 0.10	$ 0.10
Common stock issued for compensation for services | shares																													100,000